CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING REVENUES
Sales Revenue Net	$ 8,971	$ 10,251	$ 9,779
COSTS OF REVENUES
Cost of goods and services sold	(4,138)	(8,889)	(7,835)
GROSS PROFIT	4,833	1,362	1,944
OPERATING EXPENSES
Product development and engineering expenses	(1,045)	(688)	(892)
Selling and marketing expenses	(5,513)	(8,655)	(6,708)
General and administrative expenses	(3,456)	(5,759)	(6,378)
Impairment loss on property, plant and equipment (Note 7)	(471)	(60)	(28)
Impairment loss on intangible assets (Note 7)	(57)	(5)	(115)
Impairment loss on prepaid licensing and royalty fees (Notes 6 and 7)	(1,386)	(4,187)	(1,259)
Termination of proposed acquisition (Note 3)		(2,000)
Other (Note 10)	(35)	(3)	(37)
Operating Expenses	(11,963)	(21,357)	(15,417)
LOSS FROM OPERATIONS	(7,130)	(19,995)	(13,473)
NON-OPERATING INCOME (EXPENSES)
Interest income	302	333	682
Gain on sales of marketable securities (Notes 9 and 12)		19,939	8,621
Gain on disposal of property, plant and equipment - net (Note 14)	751		2
Interest expense	(81)	(182)	(243)
Foreign exchange loss, net	(301)	(397)	(556)
Equity in net losses on equity investments- net (Note 13)	(1,731)	(600)	(531)
Impairment loss on investments (Note 7)		(1,290)
Gain on sale of subsidiary and equity method investments (Note 4)	849	37
Other	126	(547)	435
Nonoperating Income (Expense), Total	(85)	17,293	8,410
LOSS BEFORE INCOME TAXES	(7,215)	(2,702)	(5,063)
INCOME TAX BENEFIT (Note 23)	1,149	414	73
NET LOSS	(6,066)	(2,288)	(4,990)
LESS: NET LOSS (INCOME) ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS		45	(165)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (6,066)	$ (2,243)	$ (5,155)
LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA
Basic and Diluted:	$ (0.55)	$ (0.20)	$ (0.48)
WEIGHTED AVERAGE SHARES USED TO COMPUTE LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	11,052	10,785
Diluted	11,052	11,052	10,785
Asian online game and service
OPERATING REVENUES
Sales Revenue Net	$ 8,971	$ 8,545	$ 8,199
COSTS OF REVENUES
Cost of goods and services sold	$ (4,138)	(7,018)	(6,010)
Other Revenues
OPERATING REVENUES
Sales Revenue Net		1,706	1,580
COSTS OF REVENUES
Cost of goods and services sold		$ (1,871)	$ (1,825)